CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contracts with Customers:
Commissions	$ 139,452	$ 138,191
Advisory fees	24,939	21,668
Total Revenue from Contracts with Customers	164,391	159,859
Interest and other income	4,512	8,096
Total revenues	168,903	167,955
Expenses:
Commissions and fees	136,932	136,169
Employee compensation and benefits	15,544	13,385
Rent and occupancy	1,150	1,189
Professional fees	6,971	4,709
Technology fees	1,292	2,457
Interest	4,026	5,119
Depreciation and amortization	1,019	1,216
Other	5,116	3,225
Total expenses	172,050	167,469
(Loss) income before provision for income taxes	(3,147)	486
Provision (benefit) for income taxes	1,415	(85)
Net (loss) income	(4,562)	571
Net income attributable to Legacy BMS Management Services LLC members	730
Net (loss) income	$ (5,292)	$ 571
Net loss per share basic (in dollars per share)	$ (0.32)
Net loss per share diluted (in dollars per share)	$ (0.32)
Weighted average shares: basic (in shares)	16,593
Weighted average shares: diluted (in shares)	16,593